Leases (Details) - Schedule of Maturities of Lease Liabilities $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 443
2025	393
2026	356
2027 and after	1,033
Total lease payments	2,225
Less imputed interest	483
Total lease liabilities	$ 1,742